Income Taxes (Tables)	6 Months Ended
Jun. 30, 2015
Income Taxes Recognized During Period
Income taxes recognized during the three and six months ended June 30, 2015 comprise:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2015	2014	2015	2014
	(In thousands)		(In thousands)
Provision for income taxes	$9,537	$7,467	$20,338	$14,361